FINANCIAL ASSETS AND LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Disclosure of financial assets	The classification of financial instruments is summarized as follows:

	Classifications	September 30, 2023	December 31, 2022
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	35,669,067	88,266,985
Trade receivables	Amortized cost	65,176,192	25,684,870
Incentives and other government assistance receivable	Amortized cost	26,803,551	25,312,738
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	67,630,998	62,383,813
Long-term debt and other debts	Amortized cost	176,461,097	110,673,348
Conversion options on convertible debt instruments	FVTPL	26,226,096	–
Share warrant obligations	FVTPL	38,128,736	23,243,563

Disclosure of fair value measurement of liabilities	The classification of financial instruments is summarized as follows:

	Classifications	September 30, 2023	December 31, 2022
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	35,669,067	88,266,985
Trade receivables	Amortized cost	65,176,192	25,684,870
Incentives and other government assistance receivable	Amortized cost	26,803,551	25,312,738
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	67,630,998	62,383,813
Long-term debt and other debts	Amortized cost	176,461,097	110,673,348
Conversion options on convertible debt instruments	FVTPL	26,226,096	–
Share warrant obligations	FVTPL	38,128,736	23,243,563

Classification of financial instruments
The Group's financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrants issued to a customer	Level 3
Share warrant obligations- July 2023 warrants	Level 2
Conversion options on convertible debt instruments	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2